Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 510		$ 120	$ 3,047,035	$ (3,205,588)	$ (157,923)
Balance, shares at Dec. 31, 2022	5,100,000	10	1,197,208
Purchase of treasury stock that was cancelled			$ (4)	(140,996)		(141,000)
Purchase of treasury stock that was cancelled, shares			(36,400)
Imputed interest discounts on related party notes					44,077	44,077
Conversion of preferred series A to common stock	$ (510)		$ 1	509
Conversion of preferred series A to common stock, shares	(5,100,000)		5,100
Conversion of preferred series B to common stock			$ 233	(209,416)		(209,183)
Conversion of preferred series B to common stock, shares		(10)	2,334,092
Net income (loss)					(501,295)	(501,295)
Ending balance, value at Dec. 31, 2023			$ 350	2,697,132	(3,662,806)	(965,324)
Balance, shares at Dec. 31, 2023			3,500,000
Imputed interest discounts on related party notes					14,087	14,087
Net income (loss)					4,103,067	4,103,067
Shares issued for note extension with related party			$ 140	34,860		35,000
Shares issued for note extension with related party, shares			1,400,000
Shares issued for cash and financing incentive			$ 100	24,900		25,000
Shares issued for cash and financing incentive, shares			1,000,000
Shares issued for services			$ 25	6,100		6,125
Shares issued for services, shares			245,000
Shares cancelled per forfeiture agreement			$ (85)	85
Shares cancelled per forfeiture agreement, shares			(850,000)
Effect of recapitalization merger			$ 577	(2,763,077)	(94,282,740)	(97,045,240)
Effect of recapitalization merger, shares			5,767,944
Shares issued for forbearance fee			$ 139	13,226,787		13,226,926
Shares issued for forbearance fee, shares			1,392,308
Ending balance, value at Dec. 31, 2024			$ 1,246	$ 13,226,787	$ (93,828,392)	$ (80,600,359)
Balance, shares at Dec. 31, 2024			12,455,252